Note 2 - Significant Accounting Policies (Detail) - Provision for Doubtful Accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance,	$ 1,187	$ 1,389
Additions	20
Reversals / write-offs	(631)	(202)
Balance,	$ 576	$ 1,187